Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (726,666)	$ (708,859)	[1]	$ (744,081)	[1]
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(5,680)	(5,662)		(4,002)
Operating expense	(101,039)	(97,082)		(87,003)
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(20,332)	(21,564)		(18,735)
Operating expense	(625,627)	(611,777)		(657,078)
Treasury Notes | EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(104,006)	(38,654)		(122,788)
Treasury Notes | USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0		$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.